Schedule of Investments (unaudited)
August 31, 2025
BlackRock Mid-Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 13.2%
Axon Enterprise, Inc.(a)(b)	417,673	$ 312,122,856
BWX Technologies, Inc.	576,231	93,372,471
HEICO Corp.(b)	732,424	228,530,937
Howmet Aerospace, Inc.	1,780,601	310,002,634
Loar Holdings, Inc.(a)(b)	1,052,798	74,390,707
		1,018,419,605
Automobiles — 2.1%
Ferrari NV	345,656	164,950,500
Biotechnology — 1.6%
Natera, Inc.(a)	721,789	121,440,999
Broadline Retail — 2.0%
Coupang, Inc., Class A(a)	5,533,211	158,139,170
Capital Markets — 10.9%
Ares Management Corp., Class A	1,308,615	234,503,808
Blue Owl Capital, Inc., Class A	8,331,197	154,293,769
Robinhood Markets, Inc., Class A(a)	1,262,869	131,376,262
TPG, Inc., Class A	2,947,283	177,868,529
Tradeweb Markets, Inc., Class A	1,164,698	143,677,145
		841,719,513
Commercial Services & Supplies — 1.6%
Copart, Inc.(a)	88,281	4,308,995
Rollins, Inc.	2,117,707	119,735,154
		124,044,149
Construction & Engineering — 2.9%
Comfort Systems U.S.A., Inc.	159,731	112,351,591
Quanta Services, Inc.(b)	292,722	110,637,207
		222,988,798
Construction Materials — 0.0%
Vulcan Materials Co.	11,461	3,336,985
Diversified Consumer Services — 1.6%
Duolingo, Inc., Class A(a)(b)	416,704	124,119,454
Electric Utilities — 1.8%
NRG Energy, Inc.	935,026	136,102,385
Electrical Equipment — 3.5%
Vertiv Holdings Co., Class A	2,104,119	268,380,379
Electronic Equipment, Instruments & Components — 1.9%
Teledyne Technologies, Inc.(a)	162,573	87,491,911
Trimble, Inc.(a)	787,845	63,673,633
		151,165,544
Entertainment — 7.5%
Liberty Media Corp. - Liberty Formula One, Class C, NVS(a)	1,748,439	174,669,056
Live Nation Entertainment, Inc.(a)(b)	1,502,078	250,080,966
ROBLOX Corp., Class A(a)	1,215,430	151,430,424
		576,180,446
Financial Services — 4.6%
Adyen NV(a)(c)	86,033	144,464,118
Affirm Holdings, Inc., Class A(a)(b)	2,386,354	211,096,875
		355,560,993
Health Care Equipment & Supplies — 6.9%
Dexcom, Inc.(a)	2,973,471	224,021,305
IDEXX Laboratories, Inc.(a)	224,540	145,297,589
Masimo Corp.(a)(b)	1,175,889	164,283,452
		533,602,346
Security	Shares	Value
Health Care Providers & Services — 1.7%
Cencora, Inc.	443,175	$ 129,234,262
Health Care Technology — 0.4%
Doximity, Inc., Class A(a)	463,531	31,492,296
Hotels, Restaurants & Leisure — 3.3%
Flutter Entertainment PLC(a)	393,395	120,839,142
Planet Fitness, Inc., Class A(a)	1,072,833	112,432,899
Wingstop, Inc.	71,392	23,425,143
		256,697,184
Independent Power and Renewable Electricity Producers — 1.9%
Vistra Corp.	787,938	149,006,955
Interactive Media & Services — 0.2%
Reddit, Inc., Class A(a)	59,701	13,437,501
IT Services — 4.1%
Cloudflare, Inc., Class A(a)	1,509,901	315,131,438
Life Sciences Tools & Services — 0.3%
Repligen Corp.(a)	125,305	15,327,307
Waters Corp.(a)	8,711	2,628,980
West Pharmaceutical Services, Inc.	13,860	3,422,727
		21,379,014
Media — 0.0%
Charter Communications, Inc., Class A(a)(b)	12,392	3,291,067
Oil, Gas & Consumable Fuels — 0.7%
Antero Resources Corp.(a)	747,215	23,851,103
Expand Energy Corp.	306,480	29,661,134
		53,512,237
Real Estate Management & Development — 1.4%
CoStar Group, Inc.(a)	1,158,150	103,642,843
Landbridge Co. LLC, Class A(b)	29,471	1,566,384
		105,209,227
Semiconductors & Semiconductor Equipment — 4.5%
ASM International NV	175,199	84,125,353
BE Semiconductor Industries NV	22,709	3,058,846
Entegris, Inc.	21,644	1,812,468
Lattice Semiconductor Corp.(a)(b)	857,523	56,922,377
Monolithic Power Systems, Inc.	237,186	198,230,571
		344,149,615
Software — 13.6%
AppLovin Corp., Class A(a)(b)	377,571	180,701,705
Bentley Systems, Inc., Class B	2,067,447	115,053,426
Cadence Design Systems, Inc.(a)	354,315	124,162,605
Docusign, Inc.(a)	312,546	23,959,776
Fair Isaac Corp.(a)	111,766	170,067,616
Guidewire Software, Inc.(a)	599,044	130,004,529
Nutanix, Inc., Class A(a)	1,757,537	118,124,062
Roper Technologies, Inc.	106,131	55,857,807
Tyler Technologies, Inc.(a)(b)	232,349	130,784,605
		1,048,716,131
Specialty Retail — 4.2%
Carvana Co., Class A(a)	767,162	285,322,891
Floor & Decor Holdings, Inc., Class A(a)(b)	488,822	40,044,298
		325,367,189
Textiles, Apparel & Luxury Goods — 0.6%
Brunello Cucinelli SpA(b)	403,952	46,726,648

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock Mid-Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Trading Companies & Distributors — 1.1%
Fastenal Co.	1,652,208	$ 82,048,649
Total Common Stocks — 100.1% (Cost: $5,427,881,237)		7,725,550,679

		Par (000)
Other Interests(a)(d)(e)
GCI Liberty, Inc., Class A	USD	1,529	15
Total Other Interests — 0.0% (Cost: $0)			15
Total Long-Term Investments — 100.1% (Cost: $5,427,881,237)			7,725,550,694

	Shares
Short-Term Securities
Money Market Funds — 1.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(f)(g)(h)	148,376,887	148,451,075
Total Short-Term Securities — 1.9% (Cost: $148,436,181)		148,451,075
Total Investments — 102.0% (Cost: $5,576,317,418)		7,874,001,769
Liabilities in Excess of Other Assets — (2.0)%		(155,496,574)
Net Assets — 100.0%		$ 7,718,505,195

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/25	Shares Held at 08/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 351,344,459	$ —	$ (202,925,976)(a)	$ 45,997	$ (13,405)	$ 148,451,075	148,376,887	$ 144,079 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares(c)	186,976	—	(186,976)(a)	—	—	—	—	249,541	—
				$ 45,997	$ (13,405)	$ 148,451,075		$ 393,620	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock Mid-Cap Growth Equity Portfolio
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 1,018,419,605	$ —	$ —	$ 1,018,419,605
Automobiles	164,950,500	—	—	164,950,500
Biotechnology	121,440,999	—	—	121,440,999
Broadline Retail	158,139,170	—	—	158,139,170
Capital Markets	841,719,513	—	—	841,719,513
Commercial Services & Supplies	124,044,149	—	—	124,044,149
Construction & Engineering	222,988,798	—	—	222,988,798
Construction Materials	3,336,985	—	—	3,336,985
Diversified Consumer Services	124,119,454	—	—	124,119,454
Electric Utilities	136,102,385	—	—	136,102,385
Electrical Equipment	268,380,379	—	—	268,380,379
Electronic Equipment, Instruments & Components	151,165,544	—	—	151,165,544
Entertainment	576,180,446	—	—	576,180,446
Financial Services	211,096,875	144,464,118	—	355,560,993
Health Care Equipment & Supplies	533,602,346	—	—	533,602,346
Health Care Providers & Services	129,234,262	—	—	129,234,262
Health Care Technology	31,492,296	—	—	31,492,296
Hotels, Restaurants & Leisure	256,697,184	—	—	256,697,184
Independent Power and Renewable Electricity Producers	149,006,955	—	—	149,006,955
Interactive Media & Services	13,437,501	—	—	13,437,501
IT Services	315,131,438	—	—	315,131,438
Life Sciences Tools & Services	21,379,014	—	—	21,379,014
Media	3,291,067	—	—	3,291,067
Oil, Gas & Consumable Fuels	53,512,237	—	—	53,512,237
Real Estate Management & Development	105,209,227	—	—	105,209,227
Semiconductors & Semiconductor Equipment	256,965,416	87,184,199	—	344,149,615
Software	1,048,716,131	—	—	1,048,716,131
Specialty Retail	325,367,189	—	—	325,367,189
Textiles, Apparel & Luxury Goods	—	46,726,648	—	46,726,648
Trading Companies & Distributors	82,048,649	—	—	82,048,649
Other Interests	—	—	15	15
Short-Term Securities
Money Market Funds	148,451,075	—	—	148,451,075
	$ 7,595,626,789	$ 278,374,965	$ 15	$ 7,874,001,769

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock Mid-Cap Growth Equity Portfolio

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
NVS	Non-Voting Shares